Lease Liabilities (Details) - Schedule of lease liabilities - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020
Maturities analysis
– within one year	R 38,401	R 44,849
– within two to four years	46,576	43,241
– Over four years	13,707	10,907
Present value of lease payments	98,684	98,997
Non-current liabilities	60,283	54,148
Current liabilities	38,401	44,849
Total liabilities	R 98,684	R 98,997